Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-276600
Carry Forward Initial Effective Date	Jan. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,050,000,000
Offering Note
(1)
The pricing supplement to which this Exhibit is attached is a final supplement and relates to the automatic shelf registration statement on
Form S-3
(File
No. 333-276600)
filed by the Registrant for the sale from time to time of an unlimited amount of the Registrant’s securities, which became effective on January 19, 2024 (the “Registration Statement”). The Registrant carried over $5,050,000,000 of unsold securities (the “unsold securities”) (and the associated $351,480 previously paid filing fee) that previously were registered by the Registrant on Form
S-3
(File
No. 333-261845),
initially filed with the Commission on December 22, 2021 and declared effective on January 13, 2022 (the “Prior Registration Statement”), for which the Registrant paid a registration fee of $1,741,980. Prior to the offering to which the pricing supplement relates, $3,500,000,000 of securities have been issued under the Registration Statement.

(2)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-276600
filed on January 19, 2024.